Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2016	2015	2014
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Dream Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 6/17	1/1 - 12/31
Shinyo Kannika Limited	Vessel-Owning Company(3)	Hong Kong	—	—	1/1 - 11/17
Shinyo Kieran Limited	Vessel-Owning Company(3)	British Virgin Is	—	—	1/1 - 11/17
Shinyo Loyalty Limited	Vessel-Owning Company(1)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Ocean Limited	Vessel-Owning Company(3)	Hong Kong	—	—	1/1 - 11/17
Shinyo Saowalak Limited	Vessel-Owning Company(3)	British Virgin Is.	—	—	1/1 - 11/17
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alonnisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Makronisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Paxos Shipping Corporation	Vessel-Owning Company(5)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Donoussa Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Schinousa Shipping Corporation	Vessel-Owning Company(7)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sikinos Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	—	1/1 - 6/17	1/1 - 12/31
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/4 - 12/31
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/29 - 12/31
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	9/15 - 12/31
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	10/9 - 12/31	—
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	10/9 - 12/31	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/13 - 12/31